1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

January 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 88.9%

AUSTRALIA – 3.2%

ANZ Group Holdings Ltd.	144,733	$2,575,728

BHP Group Ltd.	118,792	4,160,352

Cochlear Ltd.	11,847	1,789,806

Flutter Entertainment PLC*	2,480	385,226

Glencore PLC	173,201	1,159,908

Incitec Pivot Ltd.	691,295	1,690,363

Rio Tinto Ltd.	23,239	2,085,406

Rio Tinto PLC	17,192	1,346,155

Woodside Energy Group Ltd.	37,004	958,177

TOTAL AUSTRALIA		$16,151,121

AUSTRIA – 0.1%

Erste Group Bank AG	9,625	365,212

voestalpine AG	9,611	319,341

TOTAL AUSTRIA		$684,553

BELGIUM – 1.2%

Ageas SA	4,060	198,217

Anheuser-Busch InBev SA	9,171	553,578

D’ieteren Group	478	91,353

Groupe Bruxelles Lambert NV	4,425	378,538

KBC Group NV	11,886	880,364

Lotus Bakeries NV	119	773,971

Montea NV	8,410	674,943

Solvay SA	3,446	401,567

UCB SA	11,357	932,462

Umicore SA	10,011	378,461

Warehouses De Pauw	2,385	75,633

Xior Student Housing NV	17,070	573,504

TOTAL BELGIUM		$5,912,591

BULGARIA – 0.0%**

Petrol AD*,(1)	2,384	—

CHINA – 8.6%

Alibaba Group Holding Ltd.*	188,328	2,589,259

Alibaba Group Holding Ltd., ADR*	17,565	1,935,663

Baozun, Inc., Class A*,#	463,100	1,143,178

Budweiser Brewing Co. APAC Ltd.#	577,900	1,823,459

China Mengniu Dairy Co. Ltd.*	432,000	2,083,913

China Pacific Insurance Group Co. Ltd., Class H	1,055,200	2,901,237

China Petroleum & Chemical Corp., Class H	3,800,000	2,051,885

China Resources Land Ltd.	324,000	1,552,788

China Resources Medical Holdings Co. Ltd.	21,000	16,437

China Tourism Group Duty Free Corp. Ltd., Class H*,#	27,100	830,359

Great Wall Motor Co. Ltd., Class H	708,000	999,662

H World Group Ltd., ADR	55,826	2,650,619

H World Group Ltd.#	47,300	224,888

Haitian International Holdings Ltd.	696,000	2,135,992

Description	Number of Shares	Value

Hollysys Automation Technologies Ltd.	91,280	$1,701,459

Hutchmed China Ltd., ADR*,#	90,280	1,626,846

JD.com, Inc., Class A	94,391	2,802,787

Meituan, Class B*	83,960	1,877,000

Prosus NV*	17,154	1,385,104

Shenzhou International Group Holdings Ltd.	128,800	1,622,058

Tencent Holdings Ltd.	124,700	6,076,496

Wuxi Biologics Cayman, Inc.*	213,500	1,782,812

Yum China Holdings, Inc.	19,183	1,181,865

Yum China Holdings, Inc.	17,800	1,078,466

TOTAL CHINA		$44,074,232

DENMARK – 2.3%

AP Moller - Maersk A/S, Class B	144	313,242

Carlsberg AS, Class B	6,429	912,672

Chr Hansen Holding A/S	5,023	370,873

Coloplast A/S, Class B	3,252	392,628

Danske Bank A/S	40,900	852,094

Demant A/S*,#	20,980	593,875

DSV A/S	5,533	915,325

Genmab A/S*	3,412	1,337,152

Netcompany Group A/S*	12,715	506,018

Novo Nordisk A/S, Class B	33,874	4,687,819

Orsted AS	484	43,101

ROCKWOOL A/S, Class B	931	266,929

Royal Unibrew A/S	8,364	587,337

Vestas Wind Systems A/S	5,321	155,701

TOTAL DENMARK		$11,934,766

FINLAND – 0.7%

Elisa OYJ	4,732	269,597

Fortum OYJ	21,840	328,304

Kesko OYJ, Class B	10,725	249,823

Kone OYJ, Class B	782	42,647

Neste OYJ	9,423	450,441

Nokia OYJ	86,522	410,246

Nordea Bank Abp	49,116	574,185

Orion OYJ, Class B	2,637	141,276

Sampo OYJ, Class A	3,311	173,826

UPM-Kymmene OYJ	31,808	1,152,920

TOTAL FINLAND		$3,793,265

FRANCE – 8.0%

Accor SA*	8,048	261,222

Adevinta ASA*	15,666	134,302

Aeroports de Paris*	1,580	245,117

Air Liquide SA	5,948	947,077

Airbus SE	9,805	1,229,212

Alstom SA	13,359	397,232

AXA SA	35,935	1,121,137

BNP Paribas SA	17,010	1,168,279

Bollore SE	10,661	59,652

Capgemini SE	3,155	598,773

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Carrefour SA	1,947	$37,034

Cie de Saint-Gobain	11,886	682,627

Cie Generale des Etablissements Michelin SCA	18,073	571,465

Danone SA	14,700	806,138

Dassault Systemes SE	14,902	554,219

Edenred	21,551	1,173,872

Electricite de France SA	22,338	293,411

Engie SA	42,010	596,537

Esker SA	3,980	664,531

EssilorLuxottica SA	5,566	1,021,246

Eurazeo SE	10,431	731,705

Faurecia SE*	40,911	813,045

Hermes International	616	1,152,849

ID Logistics Group*	2,393	743,791

Ipsen SA	1,018	106,926

IPSOS	5,307	343,934

Kering SA	247	154,117

Legrand SA	6,377	568,599

L’Oreal SA	4,254	1,756,526

LVMH Moet Hennessy Louis Vuitton SE	6,292	5,492,762

Neoen SA#	20,335	763,568

Orange SA	131,735	1,394,119

Pernod Ricard SA	2,337	483,829

Publicis Groupe SA	2,950	208,092

Renault SA*	8,859	360,202

Safran SA	6,825	981,404

Sanofi	26,786	2,623,005

Sartorius Stedim Biotech	307	107,090

Societe Generale SA	21,316	634,505

Sodexo SA	1,772	175,663

SPIE SA	30,420	830,474

Technip Energies NV	66,438	1,288,054

Thales SA	6,500	859,685

TotalEnergies SE	41,531	2,567,480

Ubisoft Entertainment SA*	1,027	21,266

Veolia Environnement SA	21,025	624,074

Vinci SA	12,629	1,426,945

Virbac SA	2,704	820,594

Vivendi SA	9,487	101,888

Worldline SA*	4,100	186,000

TOTAL FRANCE		$40,885,274

GERMANY – 4.8%

adidas AG	1,789	288,058

Allianz SE	6,711	1,604,693

Aroundtown SA	102,617	285,706

BASF SE	18,268	1,047,404

Bayer AG	20,926	1,302,538

Bayerische Motoren Werke AG	14,768	1,504,338

Beiersdorf AG	1,552	188,689

Commerzbank AG*	27,413	313,370

Continental AG	4,365	306,489

Covestro AG	5,498	253,153

Deutsche Bank AG	2,419	32,283

Deutsche Boerse AG	2,909	520,543

Deutsche Lufthansa AG*	26,698	282,858

Deutsche Post AG	8,870	381,913

Description	Number of Shares	Value

Deutsche Telekom AG	97,236	$2,166,301

E.ON SE	56,424	615,186

Evotec SE*	26,366	518,437

Fresenius Medical Care AG & Co. KGaA	9,912	372,242

Fresenius SE & Co. KGaA	12,326	357,218

GEA Group AG	3,347	151,016

Hannover Rueck SE	1,004	203,881

HeidelbergCement AG	3,986	273,509

HelloFresh SE*	6,073	147,642

Henkel AG & Co. KGaA	2,366	158,092

Infineon Technologies AG	26,417	951,288

Krones AG	5,682	663,450

LEG Immobilien SE	1,403	109,678

Mercedes-Benz Group AG	7,713	573,940

Merck KGaA	3,102	647,475

Muenchener Rueckversicherungs AG	3,550	1,282,287

Nemetschek SE	2,339	125,053

New Work SE	3,074	563,761

Rheinmetall AG	1,040	243,004

RWE AG	14,608	650,332

SAP SE	17,902	2,122,103

Siemens AG	13,183	2,059,254

Symrise AG	1,762	187,318

Telefonica Deutschland Holding AG	76,883	226,449

United Internet AG	1,936	44,947

Vonovia SE	19,934	563,094

TOTAL GERMANY		$24,288,992

HONG KONG – 3.2%

AIA Group Ltd.	507,800	5,742,024

ASM Pacific Technology Ltd.	150,400	1,242,248

Hong Kong Exchanges & Clearing Ltd.	40,200	1,808,099

Johnson Electric Holdings Ltd.	837,600	1,150,481

Prudential PLC	57,927	962,461

Swire Properties Ltd.	731,000	2,054,519

Techtronic Industries Co. Ltd.	271,000	3,493,673

TOTAL HONG KONG		$16,453,505

INDIA – 1.0%

HDFC Bank Ltd., ADR	76,512	5,153,848

INDONESIA – 0.4%

Bank Mandiri Persero Tbk PT	2,961,800	1,973,554

IRELAND – 0.3%

AerCap Holdings NV*	4,905	310,045

CRH PLC	13,409	626,502

Kerry Group PLC, Class A	4,156	389,418

Kingspan Group PLC	4,896	314,891

TOTAL IRELAND		$1,640,856

ITALY – 2.1%

Amplifon SpA	6,445	177,967

Assicurazioni Generali SpA	12,425	242,552

Coca-Cola HBC AG*	3,316	80,583

Enel SpA	63,047	371,228

Eni SpA	21,268	327,277

ERG SpA	20,200	609,968

Ferrari NV	2,895	723,415

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

FinecoBank Banca Fineco SpA	68,549	$1,230,582

Infrastrutture Wireless Italiane SpA	106,451	1,166,574

Intesa Sanpaolo SpA	330,856	869,910

Mediobanca Banca di Credito Finanziario SpA	31,442	338,000

Moncler SpA	3,636	227,569

Nexi SpA*	20,186	177,785

Poste Italiane SpA	17,786	190,026

Prysmian SpA	22,367	913,416

Salvatore Ferragamo SpA*,#	44,588	884,868

Technoprobe SpA*	66,756	490,699

UniCredit SpA	97,051	1,895,516

TOTAL ITALY		$10,917,935

JAPAN – 17.0%

ADEKA Corp.	54,600	923,900

AEON Financial Service Co. Ltd.	73,900	749,088

AGC, Inc.	32,100	1,182,751

Air Water, Inc.	73,600	900,501

Amano Corp.	95,100	1,739,949

Ariake Japan Co. Ltd.	11,300	381,157

Asahi Group Holdings Ltd.	27,600	911,415

BIPROGY Inc	50,700	1,324,625

Chubu Electric Power Co., Inc.	42,200	454,539

Dai-ichi Life Holdings, Inc.	36,200	849,353

Daikin Industries Ltd.	6,500	1,129,016

Daiseki Co. Ltd.	36,420	1,227,311

Daiwa House Industry Co. Ltd.	59,600	1,431,296

East Japan Railway Co.	20,600	1,148,620

ENEOS Holdings, Inc.	390,700	1,398,783

Fuji Electric Co. Ltd.	40,900	1,655,550

FUJIFILM Holdings Corp.	35,700	1,889,286

Hitachi Ltd.	40,900	2,144,897

Honda Motor Co. Ltd.	104,600	2,587,439

Ichikoh Industries Ltd.	185,000	553,589

IHI Corp.	37,600	1,142,464

ITOCHU Corp.	41,900	1,354,285

Iwatani Corp.	8,500	366,360

J Front Retailing Co. Ltd.	71,800	668,708

JAC Recruitment Co. Ltd.	46,000	836,020

JAFCO Group Co. Ltd.	30,200	538,923

Japan Airlines Co. Ltd.*	51,300	1,087,949

JGC Holdings Corp.	51,400	671,390

JSP Corp.	21,100	256,567

Kamigumi Co. Ltd.	57,100	1,168,067

KH Neochem Co. Ltd.	79,600	1,696,618

Komatsu Ltd.	1,500	36,862

Kumagai Gumi Co. Ltd.	58,200	1,196,059

Kureha Corp.	5,700	372,281

Life Corp.	36,800	802,784

Lion Corp.	105,500	1,167,856

Mabuchi Motor Co. Ltd.	45,500	1,303,136

MISUMI Group, Inc.	10,200	256,708

Mitsubishi Corp.	39,300	1,315,998

Mitsubishi Gas Chemical Co., Inc.	53,100	775,925

Mitsubishi UFJ Financial Group, Inc.	374,500	2,743,168

Mitsui Fudosan Co. Ltd.	24,900	466,717

Murata Manufacturing Co. Ltd.	16,400	937,104

Description	Number of Shares	Value

Nabtesco Corp.	37,400	$1,095,016

NEC Networks & System Integration Corp.	111,200	1,485,012

Nippon Gas Co. Ltd.	5,600	89,383

Nippon Telegraph & Telephone Corp.	57,900	1,736,162

Nitto Boseki Co. Ltd.#	67,500	1,064,445

Nittoku Co. Ltd.	47,400	966,499

NOK Corp.	59,400	564,141

Olympus Corp.	112,900	2,122,478

Ono Pharmaceutical Co. Ltd.	44,200	959,082

Pacific Industrial Co. Ltd.#	67,500	559,574

Pan Pacific International Holdings Corp.	42,000	776,712

Penta-Ocean Construction Co. Ltd.	99,900	498,259

Recruit Holdings Co. Ltd.	2,000	64,321

Relia, Inc.	47,500	535,705

Rengo Co. Ltd.	316,100	2,231,035

Santen Pharmaceutical Co. Ltd.	52,600	410,057

SB Technology Corp.	45,800	692,078

SBI Holdings, Inc.	1,800	38,159

SCREEN Holdings Co. Ltd.	6,500	484,360

Seino Holdings Co. Ltd.	41,700	416,457

Septeni Holdings Co. Ltd.	428,000	1,133,560

Shibaura Machine Co. Ltd.	63,700	1,395,595

SoftBank Group Corp.	34,100	1,614,365

Sompo Holdings, Inc.	27,200	1,170,930

Sony Group Corp.	30,000	2,680,548

SUMCO Corp.	30,600	453,393

Sumitomo Electric Industries Ltd.	90,200	1,083,858

Sumitomo Metal Mining Co. Ltd.	20,300	824,246

Sumitomo Mitsui Financial Group, Inc.	62,900	2,733,703

Tadano Ltd.	67,100	498,200

TDK Corp.	32,300	1,153,959

Terumo Corp.	36,700	1,068,350

Tess Holdings Co. Ltd.	104,200	952,738

THK Co. Ltd.	49,600	1,052,629

Tokyo Century Corp.	36,200	1,272,834

Tokyu Fudosan Holdings Corp.	239,200	1,213,757

Tomy Co. Ltd.	28,000	276,340

Torii Pharmaceutical Co. Ltd.	15,900	380,982

Toyo Tanso Co. Ltd.	18,700	597,240

Toyota Motor Corp.	109,600	1,609,555

Tsumura & Co.	35,800	765,478

Yamato Holdings Co. Ltd.	37,500	656,136

TOTAL JAPAN		$87,122,345

JORDAN – 0.1%

Hikma Pharmaceuticals PLC	14,123	298,760

MACAO – 0.4%

Galaxy Entertainment Group Ltd.	272,000	1,893,474

NETHERLANDS – 3.6%

Aalberts NV	18,501	874,775

ABN AMRO Bank NV	18,397	305,345

Adyen NV*	123	185,965

Aegon NV	65,543	361,521

Akzo Nobel NV	2,531	188,521

Arcadis NV	20,403	885,909

ASM International NV	100	33,821

ASML Holding NV	6,546	4,331,145

January 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

ASR Nederland NV	24,775	$1,172,638

EXOR NV*	4,080	324,313

Heineken Holding NV	1,960	161,829

Heineken NV	11,844	1,183,676

IMCD NV	7,057	1,118,759

ING Groep NV	63,790	923,696

Koninklijke Ahold Delhaize NV	47,960	1,431,461

Koninklijke Philips NV	23,028	397,589

NN Group NV	9,211	400,200

OCI NV	3,055	103,994

Shell PLC	119,025	3,494,311

Universal Music Group NV	11,460	292,945

Wolters Kluwer NV	4,417	481,554

TOTAL NETHERLANDS		$18,653,967

NORWAY – 0.5%

DNB Bank ASA	17,651	330,066

Equinor ASA	15,698	478,423

NEL ASA*,#	265,444	454,928

Norsk Hydro ASA	15,183	123,101

Salmar ASA	2,739	127,362

Telenor ASA	32,988	345,339

TOMRA Systems ASA	27,492	485,326

TOTAL NORWAY		$2,344,545

PHILIPPINES – 0.4%

Ayala Land, Inc.	1,563,700	843,401

Converge Information and Communications Technology Solutions, Inc.*	2,982,000	957,979

TOTAL PHILIPPINES		$1,801,380

PORTUGAL – 0.2%

EDP-Energias de Portugal SA	223,199	1,108,910

SINGAPORE – 1.0%

Oversea-Chinese Banking Corp. Ltd.	368,161	3,637,562

Sea Ltd., ADR*	14,368	926,018

STMicroelectronics NV	7,586	357,212

TOTAL SINGAPORE		$4,920,792

SOUTH AFRICA – 0.2%

Anglo American PLC	21,860	942,831

SOUTH KOREA – 2.5%

Delivery Hero SE*	3,305	199,810

LG Chem Ltd.	5,712	3,223,871

Samsung Electronics Co. Ltd.	167,698	8,353,080

SK Hynix, Inc.	13,151	951,395

TOTAL SOUTH KOREA		$12,728,156

SPAIN – 2.1%

Acciona SA	1,540	300,454

ACS Actividades de Construccion y Servicios SA	10,450	309,254

Aena SME SA*	210	31,552

Amadeus IT Group SA*	593	37,361

Banco Bilbao Vizcaya Argentaria SA	251,007	1,773,057

Banco Santander SA	329,088	1,150,143

Bankinter SA	199,400	1,438,672

Befesa SA	10,593	607,627

Description	Number of Shares	Value

CaixaBank SA	244,016	$1,082,689

EDP Renovaveis SA	12,970	282,112

Ferrovial SA	43,576	1,285,851

Grifols SA*	24,567	325,219

Iberdrola SA	65,099	763,727

Iberdrola SA*	1,085	12,729

Industria de Diseno Textil SA	24,953	779,053

Repsol SA	20,679	339,691

Telefonica SA	20,763	78,879

TOTAL SPAIN		$10,598,070

SWEDEN – 2.5%

Alfa Laval AB	3,564	112,001

Alleima AB*	3,640	18,202

Assa Abloy AB, Class B	23,431	551,947

Atlas Copco AB, Class A	79,427	942,486

Avanza Bank Holding AB#	27,686	638,816

Axfood AB	28,368	730,639

Boliden AB	4,830	216,756

Epiroc AB, Class A	25,577	497,646

EQT AB	7,675	173,185

Essity AB, Class B	32,978	861,522

Evolution AB	2,115	237,707

Fastighets AB Balder, Class B*	9,777	50,373

Fortnox AB	100,086	505,049

GARO AB#	44,977	443,279

Getinge AB, Class B	5,114	115,206

H & M Hennes & Mauritz AB, Class B	15,844	195,139

Hexagon AB, Class B	45,972	527,000

Holmen AB, Class B	4,433	182,842

Industrivarden AB, Class C	7,754	204,277

Investor AB, Class B	23,976	465,901

L E Lundbergforetagen AB, Class B	5,211	241,307

Nibe Industrier AB, Class B	22,525	243,366

Securitas AB, Class B	15,037	137,642

Skandinaviska Enskilda Banken AB, Class A	32,592	394,553

SKF AB, Class B	5,282	93,482

Svenska Handelsbanken AB, Class A	121,174	1,263,605

Swedbank AB, Class A	72,302	1,390,832

Telefonaktiebolaget LM Ericsson, Class B	9,895	57,396

Thule Group AB	22,510	539,425

Volvo AB, Class B	22,499	446,459

Volvo Car AB, Class B*	53,170	265,292

TOTAL SWEDEN		$12,743,332

SWITZERLAND – 3.8%

ABB Ltd.	26,057	907,192

Bossard Holding AG, Class A	3,620	922,426

Chocoladefabriken Lindt & Spruengli AG	51	560,119

Cie Financiere Richemont SA, Class A	9,580	1,476,827

Clariant AG*,#	46,772	802,067

Credit Suisse Group AG	9,077	31,269

Emmi AG	1,137	1,059,283

EMS-Chemie Holding AG	156	116,295

Julius Baer Group Ltd.	3,374	216,423

Lonza Group AG	1,573	897,305

Novartis AG	40,793	3,688,058

Partners Group Holding AG	534	501,051

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Schindler Holding AG	161	$32,569

SGS SA	46	112,177

Siegfried Holding AG*	1,484	1,090,189

SIG Group AG*	3,952	97,954

Sika AG	3,065	870,910

Sonova Holding AG	981	245,320

Swatch Group AG (The)	902	326,586

Swatch Group AG (The)	2,251	147,908

Swiss Life Holding AG	820	485,315

Swisscom AG	2,186	1,291,611

UBS Group AG*	62,727	1,338,932

VAT Group AG*	1,042	324,379

Zurich Insurance Group AG	4,247	2,100,264

TOTAL SWITZERLAND		$19,642,429

TAIWAN – 3.2%

MediaTek, Inc.	101,000	2,440,258

Merida Industry Co. Ltd.	308,000	1,874,143

Taiwan Semiconductor Manufacturing Co. Ltd.	692,000	12,211,584

TOTAL TAIWAN		$16,525,985

THAILAND – 0.4%

Kasikornbank PCL	474,100	2,090,990

UNITED KINGDOM – 9.2%

3i Group PLC	60,100	1,172,536

Allfunds Group PLC	56,394	448,612

Ashtead Group PLC	10,282	677,263

Associated British Foods PLC	16,101	369,602

AstraZeneca PLC	29,153	3,819,409

Aviva PLC	6,772	38,193

BAE Systems PLC	97,116	1,028,075

Barclays PLC	84,828	195,002

Berkeley Group Holdings PLC	6,256	320,355

BP PLC	256,928	1,551,911

British American Tobacco PLC	53,574	2,053,696

British Land Co. PLC (The)	57,527	314,839

BT Group PLC	28,410	43,771

Bunzl PLC	3,379	124,047

Burberry Group PLC	12,036	366,628

CNH Industrial NV	26,797	474,075

Compass Group PLC	36,018	860,399

Croda International PLC	14,284	1,217,522

CVS Group PLC	17,591	437,422

DCC PLC	5,576	317,598

Diageo PLC	39,363	1,721,191

Experian PLC	20,068	733,877

Future PLC	33,900	631,245

GB Group PLC	138,643	604,601

Great Portland Estates PLC	119,540	840,859

Halma PLC	10,161	270,527

Hargreaves Lansdown PLC	8,587	94,536

Hill & Smith PLC	61,521	957,457

Hiscox Ltd.	71,897	1,000,674

HSBC Holdings PLC	296,527	2,184,914

Imperial Brands PLC	51,103	1,281,983

InterContinental Hotels Group PLC	4,999	347,049

Description	Number of Shares	Value

Intertek Group PLC	24,218	$1,301,646

J Sainsbury PLC	104,057	337,465

Just Eat Takeaway.com NV*	11,478	294,452

Kingfisher PLC	102,385	353,220

Lloyds Banking Group PLC	269,269	175,239

London Stock Exchange Group PLC	1,978	181,076

Marshalls PLC	133,588	559,524

National Grid PLC	29,853	379,519

Ocado Group PLC*	23,949	191,649

Pearson PLC	24,629	280,874

Persimmon PLC	19,001	331,858

Reckitt Benckiser Group PLC	3,199	227,964

RELX PLC	36,756	1,091,982

Rentokil Initial PLC	42,708	258,957

Sage Group PLC (The)	17,967	172,621

Schroders PLC	30,689	181,488

Severn Trent PLC	11,772	409,677

Smith & Nephew PLC	86,296	1,191,777

Smiths Group PLC	7,456	159,163

Spirax-Sarco Engineering PLC	7,508	1,072,459

SSE PLC	54,253	1,158,013

SSP Group PLC*	341,475	1,093,254

St. James’s Place PLC	19,374	293,782

Standard Chartered PLC	99,100	832,402

Standard Chartered PLC	357,100	3,003,426

Tate & Lyle PLC	1	9

Unilever PLC	59,617	3,034,453

UNITE Group PLC (The)	62,424	769,010

Victrex PLC	28,810	655,674

WPP PLC	36,037	421,047

TOTAL UNITED KINGDOM		$46,913,548

UNITED STATES – 5.9%

CSL Ltd.	16,490	3,481,873

Ferguson PLC	6,000	845,371

GSK PLC	121,825	2,139,861

Haleon PLC*	346,984	1,390,498

Holcim AG*	25,675	1,534,973

James Hardie Industries PLC, CDI	113,780	2,553,058

Nestle SA	49,043	5,983,690

QIAGEN NV*	2,804	136,788

ResMed, Inc., CDI	70,686	1,615,606

Roche Holding AG	12,412	3,874,659

Roche Holding AG	215	78,699

Samsonite International SA*	958,786	2,856,210

Schneider Electric SE	9,740	1,579,980

Stellantis NV	21,208	333,411

Swiss Re AG	14,700	1,539,251

Tenaris SA	9,413	166,805

TOTAL UNITED STATES		$30,110,733

TOTAL COMMON STOCKS (Cost $366,924,911)		$454,304,739

EXCHANGE-TRADED FUNDS – 3.7%

iShares MSCI China ETF#	253,000	13,555,740

iShares Core MSCI Europe ETF#	100,000	5,198,000

January 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

TOTAL EXCHANGE-TRADED FUNDS (Cost $19,274,881)		$18,753,740

PREFERRED STOCKS – 0.1%

GERMANY – 0.1%

Henkel AG & Co. KGaA, 1.85%	5,000	$356,502

Sartorius AG, 1.26%	488	218,825

Volkswagen AG, 7.56%	1,181	163,794

TOTAL PREFERRED STOCKS (Cost $651,610)		$739,121

RIGHTS – 0.0%**

SPAIN – 0.0%**

ACS Actividades de Construccion y Servicios SA, Expire 02/13/23*	10,450	5,302

TOTAL RIGHTS (Cost $5,369)		$5,302

EQUITY-LINKED WARRANTS – 1.7%

CHINA – 1.7%

(Issuer UBS AG) China Tourism Group Duty Free Corp. Ltd. Strike price $0, Expire 10/23/23*	42,000	1,329,876

(Issuer UBS AG) Gongniu Group Co. Ltd., Strike price $0, Expire 06/21/23*	70,100	1,571,698

(Issuer UBS AG) LONGi Green Energy Technology Co. Ltd., Strike price $0, Expire 05/15/23*	226,275	1,613,137

(Issuer UBS AG) Midea Group Co. Ltd., Strike price $0, Expire 06/21/23*	220,845	1,812,386

(Issuer UBS AG) Shanghai Kelai Mechatronics Engineering Co. Ltd., Strike price $0, Expire 03/08/23*	215,186	641,362

(Issuer UBS AG) Zhejiang Sanhua Intelligent Controls Co. Ltd. Strike price $0, Expire 10/23/23*	464,900	1,768,133

TOTAL EQUITY-LINKED WARRANTS (Cost $8,432,343)		$8,736,592

MONEY MARKET FUND – 4.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%^	22,360,957	22,360,957

TOTAL MONEY MARKET FUND (Cost $22,360,957)		$22,360,957

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.1%

	Par Value

REPURCHASE AGREEMENTS – 3.1%

Bank of America Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,002,335, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/32 to 9/01/61; total market value of $3,062,016.	$3,001,976	3,001,976

Description	Par Value	Value

Citigroup Global Markets Ltd., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,002,335, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.69%, maturing 8/15/24 to 12/20/72; total market value of $3,062,016.	$3,001,976	$3,001,976

Deutsche Bank Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,002,335, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.25%, maturing 2/01/23 to 1/01/53; total market value of $3,062,016.	3,001,976	3,001,976

JP Morgan Securities LLC, 4.28%, dated 1/31/23, due 2/01/23, repurchase price $787,924, collateralized by U.S. Treasury Securities, 0.25% to 1.50%, maturing 9/30/25 to 7/31/28; total market value of $803,587.	787,830	787,830

RBC Dominion Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,002,335, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 2/07/23 to 12/20/52; total market value of $3,062,016.	3,001,976	3,001,976

Truist Securities, Inc., 4.33%, dated 1/31/23, due 2/01/23, repurchase price $3,002,337, collateralized by U.S. Government Agency Securities, 4.00% to 5.50%, maturing 1/01/50 to 2/01/53; total market value of $3,062,016.	3,001,976	3,001,976

TOTAL REPURCHASE AGREEMENTS (Cost $15,797,710)		$15,797,710

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $15,797,710)		$15,797,710

TOTAL INVESTMENTS – 101.9% (Cost $433,447,781)		$520,698,161
COLLATERAL FOR SECURITIES ON LOAN – (3.1%)		(15,797,710)

OTHER ASSETS LESS LIABILITIES – 1.2%		6,290,703

TOTAL NET ASSETS – 100.0%		$511,191,154

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$16,151,121	$—	$16,151,121

Austria	—	684,553	—	684,553

Belgium	—	5,912,591	—	5,912,591

Bulgaria	—	—	—(a)	—

China	9,096,452	34,977,780	—	44,074,232

Denmark	—	11,934,766	—	11,934,766

Finland	—	3,793,265	—	3,793,265

France	—	40,885,274	—	40,885,274

Germany	—	24,288,992	—	24,288,992

Hong Kong	—	16,453,505	—	16,453,505

India	5,153,848	—	—	5,153,848

Indonesia	—	1,973,554	—	1,973,554

Ireland	310,045	1,330,811	—	1,640,856

Italy	—	10,917,935	—	10,917,935

Japan	—	87,122,345	—	87,122,345

Jordan	—	298,760	—	298,760

Macao	—	1,893,474	—	1,893,474

Netherlands	—	18,653,967	—	18,653,967

Norway	—	2,344,545	—	2,344,545

Philippines	—	1,801,380	—	1,801,380

Portugal	—	1,108,910	—	1,108,910

Singapore	926,018	3,994,774	—	4,920,792

South Africa	—	942,831	—	942,831

South Korea	—	12,728,156	—	12,728,156

Spain	—	10,598,070	—	10,598,070

Sweden	—	12,743,332	—	12,743,332

Switzerland	—	19,642,429	—	19,642,429

Taiwan	—	16,525,985	—	16,525,985

Thailand	—	2,090,990	—	2,090,990

United Kingdom	—	46,913,548	—	46,913,548

United States	—	30,110,733	—	30,110,733

Exchange-Traded Funds	18,753,740	—	—	18,753,740

Preferred Stocks

Germany	—	739,121	—	739,121

Rights

Spain	5,302	—	—	5,302

Equity-Linked Warrants

China	—	8,736,592	—	8,736,592

Money Market Fund	22,360,957	—	—	22,360,957

Repurchase Agreements	—	15,797,710	—	15,797,710

Total Investments in Securities	$56,606,362	$464,091,799	$—	$520,698,161

January 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(273,812)	$—	$—	$(273,812)

Total Liabilities - Other Financial Instruments	$(273,812)	$—	$—	$(273,812)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

**	Represents less than 0.05%.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

LLC	Limited Liability Corporation

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

At January 31, 2023, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
MSCI India Index	March 2023	96	$9,057,332	$8,783,520	$—	$(273,812)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(273,812)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)